Performance Management	Feb. 20, 2026
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Performance Past Does Not Indicate Future [Text]	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Period Ended	Returns
Best Quarter	June 20, 2020	9.28%
Worst Quarter	March 31, 2020	-11.98%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.28%
Highest Quarterly Return, Date	Jun. 20, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Market Index Changed	Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from RAFI® Bonds U.S. High Yield 1-10 Index to Bloomberg U.S. High Yield Enhanced Fallen Angels Index. Prior to its commencement date of November 2025, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund's performance would have been different.
Performance Table Uses Highest Federal Rate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	11/15/2007	8.75%	3.82%	5.21%
Return After Taxes on Distributions		6.32%	1.90%	3.30%
Return After Taxes on Distributions and Sale of Fund Shares		5.12%	2.06%	3.17%

Bloomberg U.S. High Yield Enhanced Fallen Angels Index (reflects no deduction for fees, expenses or taxes) (1)		N/A	N/A	N/A

RAFI® Bonds U.S. High Yield 1-10 Index (reflects no deduction for fees, expenses or taxes)(1)		9.19%	4.28%	5.92%

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.30%	-0.36%	2.01%

Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)		8.62%	4.51%	6.53%

(1) Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from RAFI® Bonds U.S. High Yield 1-10 Index to Bloomberg U.S. High Yield Enhanced Fallen Angels Index. Prior to its commencement date of November 2025, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund's performance would have been different.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.invesco.com/ETFs
Invesco Bloomberg Financial Data Providers ETF | Invesco Bloomberg Financial Data Providers ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Performance Past Does Not Indicate Future [Text]	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Period Ended	Returns
Best Quarter	December 31, 2020	48.72%
Worst Quarter	March 31, 2020	-40.30%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	48.72%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(40.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Market Index Changed	Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from KBW Nasdaq Regional Banking Index to Bloomberg Financial Data Providers Index. Prior to its commencement date of December 16, 2025, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund’s performance would have been different.
Performance Table Uses Highest Federal Rate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	11/1/2011	6.10%	8.47%	6.90%
Return After Taxes on Distributions		5.41%	7.76%	6.24%
Return After Taxes on Distributions and Sale of Fund Shares		4.06%	6.59%	5.44%

Bloomberg Financial Data Providers Index (reflects no deduction for fees, expenses or taxes)(1)		N/A	N/A	N/A

KBW Nasdaq Regional Banking™ Index (reflects no deduction for fees, expenses or taxes)(1)		6.50%	8.84%	7.25%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		17.88%	14.42%	14.82%

(1) Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from KBW Nasdaq Regional Banking Index to Bloomberg Financial Data Providers Index. Prior to its commencement date of December 16, 2025, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund’s performance would have been different.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.invesco.com/ETFs
Invesco S&P 500 Concentrated QVM ETF | Invesco S&P 500 Concentrated QVM ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Performance Past Does Not Indicate Future [Text]	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Period Ended	Returns
Best Quarter	December 31, 2020	24.50%
Worst Quarter	March 31, 2020	-37.96%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.50%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(37.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Market Index Changed	Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from S&P 500® Enhanced Value Index to S&P 500® Quality, Value & Momentum Multi-factor Index. Prior to its commencement date of January 30, 2017, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund's performance would have been different.
Performance Table Uses Highest Federal Rate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	10/9/2015	18.91%	14.20%	11.28%
Return After Taxes on Distributions		18.20	13.47	10.61
Return After Taxes on Distributions and Sale of Fund Shares		11.66	11.27	9.17

S&P 500® Quality, Value & Momentum Multi-factor Index (reflects no deduction for fees, expenses or taxes)(1)		14.19	15.33	N/A

S&P 500® Enhanced Value Index (reflects no deduction for fees, expenses or taxes)(1)		19.08	14.34	11.44

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		17.88	14.42	14.82

(1) Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from S&P 500® Enhanced Value Index to S&P 500® Quality, Value & Momentum Multi-factor Index. Prior to its commencement date of January 30, 2017, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund's performance would have been different.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.invesco.com/ETFs